Investments - Summary of Available-for-sale, Financial Assets (Investments) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [line items]
Available for sale securities	₨ 147,007.0	$ 2,255.6	₨ 153,265.3
Quoted equity shares [Member]
Disclosure of financial assets [line items]
Available for sale securities	3,404.8	52.1	2,602.9
Mutual funds [Member]
Disclosure of financial assets [line items]
Available for sale securities	₨ 143,602.2	$ 2,203.5	₨ 150,662.4